Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (John Hancock Global Shareholder Yield Fund), Class NAV)	0 Months Ended
Jul. 01, 2013
(John Hancock Global Shareholder Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.81% [1]
Other expenses	0.09%
Total annual fund operating expenses	0.90%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.